Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Summary of Weighted Average Number of Common Stocks Outstanding after Adjustment Explanatory (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted-average number of common stocks outstanding	357,815,700	357,815,700	357,815,700
Adjustment : Number of common stocks to be issued from conversion			40,988,998
Weighted-average number of common stocks outstanding, after adjustment			398,804,698